Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 511	$ 494
Adjustments to reconcile to net cash flows provided by operating activities:
Depreciation and amortization	477	437
Deferred income taxes and amortization of investment tax credits	294	51
Provision for losses on accounts receivable	22	19
Pension and non-pension postretirement benefits	(4)	(2)
Other non-cash, net	(32)	(36)
Changes in assets and liabilities:
Receivables and unbilled revenues	(132)	(146)
Income tax receivable	(113)	0
Pension contributions	(22)	(22)
Accounts payable and accrued liabilities	(77)	(59)
Accrued taxes	(46)	(42)
Other assets and liabilities, net	29	(62)
Net cash provided by operating activities	907	632
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(1,519)	(1,281)
Acquisitions, net of cash acquired	(346)	(13)
Proceeds from secured seller promissory note from the sale of the Homeowner Services Group	795	0
Removal costs from property, plant and equipment retirements, net	(89)	(71)
Purchases of available-for-sale fixed-income securities	0	(35)
Proceeds from sales and maturities of available-for-sale fixed-income securities	32	60
Net cash used in investing activities	(1,127)	(1,340)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt, net of discount	1,293	876
Repayments of long-term debt	(1,061)	(606)
Proceeds from the issuance of common stock	476	0
Net short-term (repayments) borrowings with original maturities less than three months	(89)	710
Advances and contributions in aid of construction, net of refunds of $15 and $16 for the six months ended June 30, 2026 and 2025, respectively	37	35
Debt issuance costs	(9)	(7)
Dividends paid	(336)	(311)
Other, net	(2)	6
Net cash provided by financing activities	309	703
Net increase (decrease) in cash, cash equivalents and restricted funds	89	(5)
Cash, cash equivalents and restricted funds at beginning of period	139	140
Cash, cash equivalents and restricted funds at end of period	228	135
Non-cash investing and financing activity
Capital expenditures acquired on account but unpaid as of the end of period	278	299
Acquisition financed by treasury stock	0	7
Settlements of long-term debt	$ 0	$ 27